SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Operating cash outflows from operating leases	¥ 16,701	¥ 18,011	¥ 10,231
Right-of-use assets obtained in exchange for operating lease liabilities	39,301	97,731	84,947
Right-of-use assets obtained in exchange for finance lease liabilities, after modification	¥ 28,220	¥ 1,353,827